Investments in Associates - Summary of Profit or Loss and Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of financial statements [line items]
Net sales	R$ 13,582,463	R$ 12,518,139	R$ 12,355,536
Income tax (expenses) benefit	(428,355)	(61,702)	30,410
Profit (loss) from discontinued operation		(35,262)	100,867
Profit (loss) for the year	1,046,297	459,023	799,761
Other comprehensive income	151,065	140,751	(418,413)
Total comprehensive income	1,197,362	475,145	393,795
Comprehensive income attributable to non-controlling interests	560,099	199,588	300,666
Dividends paid	792,145	975,405	531,502
Cosan S.A. [member]
Statement of financial statements [line items]
Profit (loss) before taxes	1,606,191	754,717	280,848
Income tax (expenses) benefit	(290,867)	357,425	260,320
Profit (loss) from discontinued operation		(76,057)	38,915
Profit (loss) for the year	1,315,324	1,036,085	580,083
Other comprehensive income	179,645	(111,232)	(359,989)
Total comprehensive income	1,494,969	924,853	220,094
Comprehensive income attributable to non-controlling interests	622,254	348,764	80,328
Dividends paid	(376,679)	(866,834)	(272,330)
Cosan Logistica S.A. [member]
Statement of financial statements [line items]
Profit (loss) before taxes	(78,218)	(206,412)	(25,841)
Income tax (expenses) benefit	(1,297)	(282)	(4,189)
Profit (loss) for the year	(79,515)	(206,694)	(30,030)
Other comprehensive income	394	1,276	3,404
Total comprehensive income	(79,121)	(205,418)	(26,626)
Comprehensive income attributable to non-controlling interests	(21,707)	(56,515)	(9,780)
Companhia de Gas de Sao Paulo - COMGAS [member]
Statement of financial statements [line items]
Net sales	5,537,857	5,657,246	6,597,017
Profit (loss) before taxes	795,629	1,312,517	866,742
Income tax (expenses) benefit	(235,972)	(411,418)	(248,354)
Profit (loss) for the year	559,657	901,099	618,388
Other comprehensive income	(15,585)	(56,012)	2,277
Total comprehensive income	544,072	845,087	620,665
Comprehensive income attributable to non-controlling interests	109,501	315,555	240,011
Dividends paid	1,121,407	(1,369,456)	(129,253)
Rumo S.A. [member]
Statement of financial statements [line items]
Net sales	734,840	40,759	903,930
Profit (loss) before taxes	(293,290)	(1,137,856)	(182,164)
Income tax (expenses) benefit	32,483	74,626	23,757
Profit (loss) for the year	(260,807)	(1,063,230)	(158,407)
Other comprehensive income	1,383	4,746	12,966
Total comprehensive income	(259,424)	(1,058,484)	(145,441)
Comprehensive income attributable to non-controlling interests	R$ (185,566)	R$ (758,192)	(107,248)
Dividends paid			R$ (300,000)